ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Belgium — 1.1%
Information Technology— 1.1%
Materialise ADR* (A)	739,779	$13,449,182

Total Belgium		13,449,182
Canada — 1.0%
Industrials— 1.0%
ATS Automation Tooling Systems*	798,994	12,281,992

Total Canada		12,281,992
China — 2.7%
Industrials— 0.7%
Han's Laser Technology Industry Group, Cl A	553,173	3,469,105
Shenzhen Inovance Technology, Cl A	735,873	3,105,958
Siasun Robot & Automation, Cl A	1,491,622	3,256,600
		9,831,663

Information Technology— 2.0%
Hollysys Automation Technologies	1,370,634	20,436,153
Iflytek	1,045,995	5,311,481
		25,747,634
Total China		35,579,297
Finland — 1.1%
Industrials— 1.1%
Cargotec, Cl B(A)	367,180	13,607,096

Total Finland		13,607,096
France — 1.9%
Industrials— 0.9%
Schneider Electric	120,024	12,040,175

Information Technology— 1.0%
Dassault Systemes	74,833	12,995,180

Total France		25,035,355
Germany — 7.2%
Industrials— 5.5%
Duerr	400,357	12,032,539
GEA Group	370,297	11,116,789
KION Group	174,471	10,962,926
Krones(A)	293,909	22,327,521
Siemens	93,266	11,538,872
		67,978,647

Information Technology— 1.7%
Isra Vision(A)	265,785	9,996,834
Jenoptik	413,655	11,423,692
		21,420,526
Total Germany		89,399,173
Japan — 21.5%
Industrials— 13.0%
Daifuku	335,217	20,814,785
Daihen	356,609	11,433,467
FANUC	105,528	19,784,370
Fuji Machine Manufacturing(A)	664,200	10,730,398
Harmonic Drive Systems(A)	465,139	21,414,805
Mitsubishi Electric	856,444	12,208,386
Nabtesco	676,710	20,166,751
Nachi-Fujikoshi	262,060	9,985,771
SMC	26,276	11,692,499
THK	438,057	11,381,358
Toshiba Machine(A)	454,933	14,271,091
		163,883,681

Information Technology— 8.5%
Amano	389,900	11,493,569
Keyence	57,248	19,738,504
Omron	341,758	20,211,919
Optex Group	790,300	10,682,193
Topcon	910,853	12,983,973
Yaskawa Electric	555,149	19,847,787
Yokogawa Electric	666,978	11,913,728
		106,871,673
Total Japan		270,755,354
Netherlands — 0.8%
Health Care— 0.8%
QIAGEN*	287,211	9,701,988

Total Netherlands		9,701,988
South Korea — 1.5%
Information Technology— 1.5%
Koh Young Technology*	248,281	19,165,039

Total South Korea		19,165,039
Sweden — 1.8%
Health Care— 0.9%
Elekta, Cl B(A)	980,268	11,227,878

Information Technology— 0.9%
Hexagon, Cl B	208,375	11,354,137

Total Sweden		22,582,015
Switzerland — 3.7%
Health Care— 1.0%
Tecan Group	43,641	12,344,097

Industrials— 2.7%
ABB	533,519	12,452,188
Kardex	121,911	20,806,211
		33,258,399

Total Switzerland		45,602,496
Taiwan — 5.8%
Industrials— 2.9%
Airtac International Group	815,932	12,667,487

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Fair Value

Hiwin Technologies	2,309,890	$23,397,873
		36,065,360

Information Technology— 2.9%
Advantech	1,240,769	11,952,192
Delta Electronics	2,614,187	12,374,747
Global Unichip	1,477,000	11,660,912
		35,987,851

Total Taiwan		72,053,211
United Kingdom — 4.7%
Consumer Discretionary— 1.0%
Ocado Group*	753,413	12,151,182

Information Technology— 3.7%
Blue Prism Group* (A)	1,482,849	34,089,831
Renishaw	235,551	12,345,616
		46,435,447

Total United Kingdom		58,586,629
United States — 45.1%
Consumer Discretionary— 2.5%
Aptiv	128,002	10,853,290
iRobot* (A)	449,505	21,149,210
		32,002,500

Health Care— 7.5%
BioTelemetry*	252,024	12,329,014
Globus Medical, Cl A*	210,050	10,981,414
Illumina*	36,785	10,670,225
Intuitive Surgical*	34,761	19,458,513
Omnicell*	147,352	11,976,771
Varian Medical Systems*	86,688	12,185,732
Vocera Communications*	749,484	16,511,132
		94,112,801

Industrials— 8.1%
AeroVironment*	328,089	21,854,008
Deere	73,642	11,678,148
John Bean Technologies	108,387	12,246,647
Nordson	71,627	12,094,935
Raven Industries	343,107	10,759,835
Rockwell Automation	103,504	19,837,577
Teledyne Technologies*	34,589	12,627,061
		101,098,211

Information Technology— 27.0%
3D Systems* (A)	1,404,795	15,298,217
Ambarella*	223,784	13,234,586
Autodesk*	66,975	13,184,029
Brooks Automation	498,527	18,983,908
Cadence Design Systems*	178,888	12,899,614
Cognex	399,059	20,340,037
FARO Technologies*	235,643	12,173,317
FLIR Systems	380,525	19,612,259
IPG Photonics*	143,404	18,308,389
Manhattan Associates*	146,851	12,549,886
Microchip Technology	121,642	11,857,662
National Instruments	287,213	12,818,316
Novanta*	136,127	12,350,803
Nuance Communications*	671,352	12,701,980
NVIDIA	96,662	22,853,797
PTC*	158,656	13,187,487
QUALCOMM	144,680	12,342,651
ServiceNow*	44,170	14,939,619
Stratasys* (A)	631,519	11,354,712
Teradyne	187,849	12,396,155
Trimble Navigation*	300,297	12,768,628
Xilinx	130,864	11,055,391
Zebra Technologies, Cl A*	79,867	19,089,810
		336,301,253

Total United States		563,514,765
Total Common Stock
(Cost $1,212,314,172)		1,251,313,592

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency, Cl Institutional, 1.48%(B)	287,580	287,580

Total Short-Term Investment
(Cost $287,580)		287,580

	Par Value
REPURCHASE AGREEMENTS — 5.5%
Citigroup Global Markets
1.590%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $16,141,518 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $22 - $3,012,677, 1.560% - 9.000%, 02/15/2020 - 02/01/2050, with a total market value of $16,462,168)(C) (D)	16,139,380	16,139,380

Daiwa Capital Markets
1.570%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $4,689,213 (collateralized by various U.S. Treasury obligations, par value $5 - $2,390,708, 0.000% - 5.250%, 03/26/2020 - 09/09/2049, with a total market value of $4,877,056)(C) (D)	4,688,600	4,688,600

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Par Value	Fair Value

Deutsche Bank
1.590%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $16,141,518 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $12 - $1,373,620, 0.000% - 6.000%, 04/15/2020 - 02/01/2050, with a total market value of $16,462,168)(C) (D)	$16,139,380	$16,139,380

HSBC Securities
1.590%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $16,141,518 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $2,253 - $1,943,064, 3.000% - 5.500%, 01/01/2026 - 07/01/2056, with a total market value of $16,462,168)(C) (D)	16,139,380	16,139,380

RBC Dominion Securities
1.580%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $16,141,505 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $1 - $2,130,398, 0.000% - 6.500%, 04/23/2020 - 02/01/2050, with a total market value of $16,462,168)(C) (D)	16,139,380	16,139,380

Total Repurchase Agreements
(Cost $69,246,120)		69,246,120

Total Investments - 105.4%
(Cost $1,281,847,872)		$1,320,847,292

Percentages based on Net Assets of $1,253,341,270.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $178,557,596.
(B)	Rate shown is the 7-day effective yield as of January 31, 2020.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020 was $69,246,120.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,251,313,592	$—	$—	$1,251,313,592
Short-Term Investment	287,580	—	—	287,580
Repurchase Agreements	—	69,246,120	—	69,246,120
Total Investments in Securities	$1,251,601,172	$69,246,120	$—	$1,320,847,292

For the period ended January 31, 2020, there were no transfer in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1300

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Australia — 1.2%
Health Care — 1.2%
CSL	483	$100,900

Total Australia		100,900
Belgium — 1.1%
Information Technology — 1.1%
Materialise ADR *	4,985	90,627

Total Belgium		90,627
Denmark — 0.9%
Health Care — 0.9%
GN Store Nord	1,536	76,284

Total Denmark		76,284
France — 1.1%
Health Care — 1.1%
Eurofins Scientific	174	93,714

Total France		93,714
Germany — 1.4%
Health Care — 1.4%
Siemens Healthineers	2,501	117,738

Total Germany		117,738
Hong Kong — 1.7%
Health Care — 1.7%
Ping An Healthcare and Technology *	17,500	151,113

Total Hong Kong		151,113
Italy — 1.2%
Health Care — 1.2%
DiaSorin	865	106,404

Total Italy		106,404
Japan — 1.5%
Health Care — 1.5%
PeptiDream *	1,300	62,850
Terumo	1,800	66,164

Total Japan		129,014
Netherlands — 2.4%
Health Care — 2.4%
Koninklijke Philips	2,230	102,312
QIAGEN *	2,957	99,887

Total Netherlands		202,199
Spain — 1.0%
Health Care — 1.0%
Grifols	2,561	85,995

Total Spain		85,995
Switzerland — 4.0%
Health Care — 4.0%
Lonza Group	314	128,992
Roche Holding	317	106,592
Tecan Group	383	108,334

Total Switzerland		343,918
United Kingdom — 1.9%
Health Care — 1.9%
EMIS Group	4,537	68,778
Smith & Nephew	3,914	94,237

Total United Kingdom		163,015
United States — 80.3%
Health Care — 76.3%
Abbott Laboratories	939	81,824
ABIOMED *	653	121,647
Agilent Technologies	1,201	99,155
Align Technology *	364	93,584
Alnylam Pharmaceuticals *	498	57,165
Axogen *	7,425	91,773
Baxter International	942	84,045
Becton Dickinson	261	71,822
BioMarin Pharmaceutical *	1,053	87,926
Bio-Rad Laboratories, Cl A *	280	101,058
BioTelemetry *	2,191	107,184
Boston Scientific *	2,808	117,571
Bristol-Myers Squibb	1,266	79,695
Cardiovascular Systems *	2,626	119,194
Catalent *	2,068	126,355
Cerus *	17,706	71,001
Charles River Laboratories International *	846	130,775
Codexis *	5,257	82,430
CONMED	669	68,024
CRISPR Therapeutics *	1,161	60,314
CryoLife *	4,164	123,837
Danaher	811	130,466
DexCom *	525	126,394
Editas Medicine *	2,002	52,913
Edwards Lifesciences *	431	94,760
Exact Sciences *	1,318	122,942
Fluidigm *	26,939	103,446
Glaukos *	2,061	115,931
Globus Medical, Cl A *	1,134	59,286
HMS Holdings *	3,187	87,069
Hologic *	1,783	95,426
ICON *	436	73,518
Illumina *	378	109,646
Incyte *	1,202	87,830
Insulet *	616	119,529
Integra LifeSciences Holdings *	1,989	109,475

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Fair Value
Intellia Therapeutics *	4,919	$58,585
Intuitive Surgical *	210	117,554
Invitae *	5,318	99,181
IQVIA Holdings *	757	117,524
iRhythm Technologies *	1,618	138,549
Masimo *	585	99,801
Medpace Holdings *	1,236	105,740
Myriad Genetics *	4,059	112,231
NanoString Technologies *	3,562	96,780
Natera *	3,370	117,984
NeoGenomics *	4,278	137,879
Nevro *	916	121,746
Novocure *	742	60,443
Omnicell *	1,366	111,028
Penumbra *	706	123,875
PerkinElmer	1,083	100,156
Quidel *	1,457	111,898
Regeneron Pharmaceuticals *	303	102,396
STAAR Surgical *	2,982	100,314
Stryker	457	96,290
Tabula Rasa HealthCare *	2,787	161,841
Tactile Systems Technology *	1,470	82,599
Teladoc Health *	1,547	157,345
Thermo Fisher Scientific	383	119,952
Varian Medical Systems *	890	125,107
Veeva Systems, Cl A *	423	62,016
Veracyte *	3,814	100,118
Vertex Pharmaceuticals *	416	94,453
Vocera Communications *	5,569	122,685
		6,621,080
Information Technology — 4.0%
3D Systems *	9,048	98,533
Brooks Automation	2,149	81,834
Novanta *	770	69,862
Nuance Communications *	5,189	98,176
		348,405
Total United States		6,969,485
Total Common Stock
(Cost $8,334,322)		8,630,406

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, Cl Institutional, 1.48%(A)	29,719	29,719

Total Short-Term Investment
(Cost $29,719)		29,719

Total Investments - 100.0%
(Cost $8,364,041)		$8,660,125

Percentages based on Net Assets of $8,656,176.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2020.

As of January 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual and annual financial statements.

ROB-QH-001-1300